Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of Compensation of key management personnel

	December 31,	December 31,	December 31,
	2022	2021	2020
Salaries and bonuses	$1,921,684	$2,416,964	$1,973,250
Share-based compensation	60,476	310,806	192,160
Performance share units	(53,100)	97,853	—
Total	$1,929,060	$2,825,623	$2,165,410